INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 48,326	$ 48,156
Interest bearing deposits - time	13,561	17,999
Other assets	23,590	22,562
Total Assets	2,248,730	2,209,943	2,023,867
LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debentures	35,569	40,723
Other liabilities	24,041	31,556
Stockholders' equity	250,371	231,581	134,975	102,627
Total Liabilities and Shareholders' Equity	2,248,730	2,209,943
OPERATING INCOME (LOSS)
Gains on extinguishment of debt	500	0	0
Interest income	80,555	87,121	99,398
Increase in fair value of U.S. Treasury warrant	0	(1,025)	(285)
OPERATING EXPENSES
Interest expense	7,299	9,162	13,143
Loss Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	25,216	22,658	26,198
Income tax benefit	7,195	(54,851)	0
Net Income	18,021	77,509	26,198
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net Income	18,021	77,509	26,198
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES
Deferred income taxes	8,918	(57,550)	0
Gains on extinguishment of debt	(500)	0	0
Share based compensation	1,192	1,238	869
(Increase) decrease in other assets	(2,579)	7,747	(2,425)
Increase (decrease) in other liabilities	(7,213)	(3,508)	6,606
Total Adjustments	(4,950)	(25,439)	3,195
Net Cash From Operating Activities	13,071	52,070	29,393
CASH FLOW FROM INVESTING ACTIVITIES
Purchases of interest bearing deposits	(2,401)	(20,260)	0
Maturity of interest bearing deposits	6,719	2,142	0
Net Cash From Investing Activities	(82,116)	(221,068)	(273,895)
CASH FLOW FROM FINANCING ACTIVITIES
Dividends paid	(4,129)	0	0
Proceeds from issuance of common stock	97	98,066	1,418
Redemption of subordinated debt	(4,654)	(9,452)	0
Redemption of convertible preferred stock and common stock warrant	0	(81,000)	0
Share based compensation withholding obligations	0	(513)	0
Net Cash From Financing Activities	23,980	108,297	83,176
Net Decrease in Cash and Cash Equivalents	(45,065)	(60,701)	(161,326)
Cash and Cash Equivalents at Beginning of Year	119,081	179,782	341,108
Cash and Cash Equivalents at End of Year	74,016	119,081	179,782
Parent Company [Member]
ASSETS
Cash and due from banks	5,174	11,654
Interest bearing deposits - time	12,500	0
Investment in subsidiaries	258,901	251,529
Other assets	9,583	9,165
Total Assets	286,158	272,348
LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debentures	35,569	40,723
Other liabilities	382	391
Stockholders' equity	250,207	231,234
Total Liabilities and Shareholders' Equity	286,158	272,348
OPERATING INCOME (LOSS)
Gains on extinguishment of debt	500	0	0
Gain on securities	295	0	0
Interest income	64	0	0
Increase in fair value of U.S. Treasury warrant	0	(1,025)	(285)
Other income	35	63	70
Total Operating Income (Loss)	894	(962)	(215)
OPERATING EXPENSES
Interest expense	1,462	2,317	2,779
Administrative and other expenses	527	682	683
Total Operating Expenses	1,989	2,999	3,462
Loss Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	(1,095)	(3,961)	(3,677)
Income tax benefit	(383)	(9,053)	0
Income (Loss) Before Equity in Undistributed Net Income of Subsidiaries	(712)	5,092	(3,677)
Equity in undistributed net income of subsidiaries	18,733	72,417	29,875
Net Income	18,021	77,509	26,198
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net Income	18,021	77,509	26,198
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES
Deferred income taxes	(383)	(8,955)	0
Gains on extinguishment of debt	(500)	0	0
Gain on securities	(295)	0	0
Share based compensation	46	84	184
(Increase) decrease in other assets	118	738	(46)
Increase (decrease) in other liabilities	287	(5,858)	2,945
Equity in undistributed net income of subsidiaries operations	(18,733)	(72,417)	(29,875)
Total Adjustments	(19,460)	(86,408)	(26,792)
Net Cash From Operating Activities	(1,439)	(8,899)	(594)
CASH FLOW FROM INVESTING ACTIVITIES
Purchases of interest bearing deposits	(17,500)	0	0
Maturity of interest bearing deposits	5,000	0	0
Return of capital from subsidiary	15,000	7,500	0
Net Cash From Investing Activities	2,500	7,500	0
CASH FLOW FROM FINANCING ACTIVITIES
Dividends paid	(4,129)	0	0
Proceeds from issuance of common stock	1,242	100,230	2,244
Redemption of subordinated debt	(4,654)	(9,452)	0
Redemption of convertible preferred stock and common stock warrant	0	(81,000)	0
Share based compensation withholding obligations	0	(513)	0
Net Cash From Financing Activities	(7,541)	9,265	2,244
Net Decrease in Cash and Cash Equivalents	(6,480)	7,866	1,650
Cash and Cash Equivalents at Beginning of Year	11,654	3,788	2,138
Cash and Cash Equivalents at End of Year	$ 5,174	$ 11,654	$ 3,788